UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.66%

COMMON STOCKS 4.52%

Aerospace & Defense 0.06%

Hexcel Corp.*	350	$5,054,000

Automotive 0.15%

Oshkosh Corp.*	300	12,102,000

Banking 0.17%

Bank of America Corp.	250	4,462,500
JPMorgan Chase & Co.	220	9,845,000

Total		14,307,500

Chemicals 0.04%

Rockwood Holdings, Inc.*	100	2,662,000
TPC Group, Inc.*	35	385,571

Total		3,047,571

Computer Hardware 0.10%

Hewlett-Packard Co.	150	7,972,500

Electric: Generation 0.01%

RRI Energy, Inc.*	300	1,107,000

Electronics 0.28%

Emerson Electric Co.	350	17,619,000
Micron Technology, Inc.*	500	5,195,000

Total		22,814,000

Energy: Exploration & Production 0.48%

ConocoPhillips	450	23,026,500
Continental Resources, Inc.*	150	6,382,500
Devon Energy Corp.	150	9,664,500

Total		39,073,500

Food & Drug Retailers 0.11%

Ingles Markets, Inc. Class A	185	2,780,550
SUPERVALU, INC.	350	5,838,000

Total		8,618,550

Investments & Miscellaneous Financial Services 0.56%

CIT Group, Inc.*	124	4,815,729
SPDR S&P 500 ETF Trust	250	29,247,500
T. Rowe Price Group, Inc.	220	12,084,600

Total		46,147,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Shares (000)	Value
Machinery 0.31%

Baldor Electric Co.	235	$8,789,000
Pall Corp.	150	6,073,500
Roper Industries, Inc.	180	10,411,200

Total		25,273,700

Media: Cable 0.78%

Charter Communications, Inc. Class A*	242	8,351,070
Charter Communications, Inc. Class A*(a)	1,597	55,105,125

Total		63,456,195

Media: Services 0.12%

Omnicom Group, Inc.	250	9,702,500

Multi-Line Insurance 0.21%

MetLife, Inc.	400	17,336,000

Pharmaceuticals 0.45%

Celgene Corp.*	200	12,392,000
Genzyme Corp.*	125	6,478,750
Gilead Sciences, Inc.*	150	6,822,000
Merck & Co., Inc.	150	5,602,500
Pfizer, Inc.	300	5,145,000

Total		36,440,250

Railroads 0.18%

Union Pacific Corp.	200	14,660,000

Software/Services 0.27%

Adobe Systems, Inc.*	220	7,781,400
Microsoft Corp.	250	7,317,500
SAIC, Inc.*	400	7,080,000

Total		22,178,900

Support: Services 0.09%

CRA International, Inc.*	150	3,438,000
FTI Consulting, Inc.*	100	3,932,000

Total		7,370,000

Telecommunications: Integrated/Services 0.15%

QUALCOMM, Inc.	300	12,597,000

Total Common Stocks (cost $319,761,557)		369,258,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 8.75%

Aerospace/Defense 0.52%

Alliant Techsystems, Inc.	2.75%	2/15/2024	$15,000	$16,162,500
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	25,000	26,437,500

Total				42,600,000

Automotive 0.37%

Ford Motor Co.	4.25%	11/15/2016	20,000	30,025,000

Beverages 0.11%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	10,050	9,032,438

Computer Hardware 0.78%

Intel Corp.	2.95%	12/15/2035	20,000	19,725,000
NetApp, Inc.	1.75%	6/1/2013	12,000	14,115,000
SanDisk Corp.	1.00%	5/15/2013	34,450	29,928,437

Total				63,768,437

Diversified Capital Goods 0.12%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	5,000	10,000,000

Electronics 0.31%

FLIR Systems, Inc.	3.00%	6/1/2023	1,365	3,496,106
Itron, Inc.	2.50%	8/1/2026	17,500	21,437,500

Total				24,933,606

Health Services 0.70%

Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	13,487,500
Human Genome Sciences, Inc.	2.25%	10/15/2011	8,500	17,042,500
Life Technologies Corp.	1.50%	2/15/2024	20,000	23,550,000
Medtronic, Inc.	1.50%	4/15/2011	3,000	3,063,750

Total				57,143,750

Hotels 0.12%

Host Hotels & Resorts LP†	2.625%	4/15/2027	10,000	9,625,000

Integrated Energy 0.12%

SunPower Corp.	4.75%	4/15/2014	10,000	9,562,500

Investments & Miscellaneous Financial Services 0.06%

Jefferies Group, Inc.	3.875%	11/1/2029	5,000	4,993,750

Media: Broadcast 0.25%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	21,045	20,045,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Diversified 0.57%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	$45,000	$28,293,750
Virgin Media, Inc.	6.50%	11/15/2016	15,000	18,468,750

Total				46,762,500

Metals/Mining (Excluding Steel) 0.39%

Newmont Mining Corp.	1.25%	7/15/2014	20,000	25,775,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	6,356,250

Total				32,131,250

Oil Field Equipment & Services 0.12%

Hanover Compressor Co.	4.75%	1/15/2014	10,000	9,562,500

Pharmaceuticals 0.85%

Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	26,538,750
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	33,100	42,864,500

Total				69,403,250

Printing & Publishing 0.09%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	6,965,000

Real Estate Development & Management 0.09%

ProLogis	2.25%	4/1/2037	7,675	7,502,313

Real Estate Investment Trusts 0.10%

BioMed Realty LP†	3.75%	1/15/2030	8,000	8,400,000

Software/Services 1.23%

Blackboard, Inc.	3.25%	7/1/2027	15,000	15,225,000
EMC Corp.	1.75%	12/1/2011	22,000	26,757,500
salesforce.com, inc.†	0.75%	1/15/2015	12,000	12,570,000
Sybase, Inc.†	3.50%	8/15/2029	16,000	19,140,000
Symantec Corp.	0.75%	6/15/2011	26,000	27,137,500

Total				100,830,000

Support: Services 0.19%

CRA International, Inc.	2.875%	6/15/2034	15,000	15,281,250

Telecommunications Equipment 1.13%

Ciena Corp.	0.25%	5/1/2013	38,500	32,147,500
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	32,375	31,282,344
JDS Uniphase Corp.	1.00%	5/15/2026	32,000	29,080,000

Total				92,509,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless 0.53%

SBA Communications Corp.†	4.00%	10/1/2014	$32,000	$43,600,000

Total Convertible Bonds (cost $655,992,258)				714,677,750

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.93%

Agency/Government Related 0.01%

Fannie Mae	8.75%		450	720,000

Banking 0.99%

Bank of America Corp.	7.25%		43	41,437,500
Wells Fargo & Co.	7.50%		40	39,080,000

Total				80,517,500

Food: Wholesale 0.45%

Archer Daniels Midland Co.	6.25%		500	20,435,000
Bunge Ltd.	4.875%		180	16,110,000

Total				36,545,000

Gas Distribution 0.66%

El Paso Corp.	4.99%		23	22,153,650
Williams Cos., Inc. (The)	5.50%		300	32,062,500

Total				54,216,150

Investments & Miscellaneous Financial Services 0.73%

AMG Capital Trust I	5.10%		450	18,787,500
Citigroup, Inc.	7.50%		335	40,829,800

Total				59,617,300

Metals/Mining (Excluding Steel) 0.41%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		150	17,395,500
Vale Capital Ltd. (Brazil)(b)	5.50%		283	16,088,375

Total				33,483,875

Oil Refining & Marketing 0.18%

Whiting Petroleum Corp.	6.25%		75	14,844,000

Pharmaceuticals 0.50%

Mylan, Inc.	6.50%		30	40,845,000

Total Convertible Preferred Stocks (cost $293,728,504)				320,788,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(c) 2.52%

Aerospace/Defense 0.12%

Hawker Beechcraft Acquisition Co. LLC Letter of Credit	2.29%	3/26/2014	$646	$545,313
Hawker Beechcraft Corp. Term Loan	2.248% - 2.290%	3/26/2014	10,857	9,168,535

Total				9,713,848

Automotive 0.14%

Ford Motor Co. Term Loan	3.23% - 3.26%	12/16/2013	11,862	11,485,999

Electric: Generation 0.17%

Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.729% - 3.790%	10/10/2014	17,079	14,067,490

Electronics 0.20%

Palm, Inc. Term Loan	3.80%	10/24/2014	19,920	16,268,025

Health Services 0.79%

Biomet, Inc. Term Loan B	3.248% - 3.284%	3/25/2015	5,594	5,518,065
Community Health Systems, Inc. Delayed Draw Term Loan	2.502%	7/25/2014	477	465,219
Community Health Systems, Inc. Term Loan	2.502%	7/25/2014	9,308	9,084,773
HCA, Inc. Term Loan B	2.54%	11/18/2013	22,164	21,659,808
Mylan, Inc. Term Loan B	3.50% - 3.563%	10/2/2014	27,867	27,936,488

Total				64,664,353

Investments & Miscellaneous Financial Services 0.46%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,766,000
Nuveen Investments, Inc. Term Loan B	3.249% - 3.323%	11/13/2014	24,956	22,949,015

Total				37,715,015

Machinery 0.20%

Baldor Electric Co. Term Loan B	5.25%	1/31/2014	9,534	9,600,002
Veyance Technologies, Inc. 2nd Lien Term Loan	5.987%	7/13/2015	9,000	7,012,503

Total				16,612,505

Media: Broadcast 0.10%

FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	8,006	7,916,094

Multi-Line Insurance 0.10%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,960	7,768,960

Non-Food & Drug Retailers 0.13%

Neiman-Marcus Group, Inc. (The) Term Loan B	2.228% - 2.252%	4/5/2013	10,681	10,149,864

Retail 0.11%

Michaels Stores, Inc. Term Loan B1	2.50% - 2.563%	10/31/2013	4,020	3,833,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail (continued)

Michaels Stores, Inc. Term Loan B2	4.75% - 4.813%	7/31/2016	$5,411	$5,278,715

Total				9,111,951

Total Floating Rate Loans (cost $195,116,073)				205,474,104

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.27%

Federal National Mortgage Assoc. (cost $22,196,511)	4.50%	2/1/2039	21,888	21,971,414

HIGH YIELD CORPORATE BONDS 77.89%

Aerospace/Defense 1.07%

Esterline Technologies Corp.	6.625%	3/1/2017	8,000	7,940,000
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,320,000
L-3 Communications Corp.	6.125%	1/15/2014	15,000	15,337,500
L-3 Communications Corp.	6.375%	10/15/2015	18,000	18,562,500
Moog, Inc.	6.25%	1/15/2015	10,750	10,508,125
Spirit AeroSystems, Inc.†	7.50%	10/1/2017	7,575	7,802,250
Triumph Group, Inc.	8.00%	11/15/2017	10,820	10,874,100

Total				87,344,475

Airlines 0.40%

Delta Air Lines, Inc.†	9.50%	9/15/2014	4,400	4,647,500
United Air Lines, Inc.†	9.875%	8/1/2013	17,000	17,935,000
United Air Lines, Inc.†	12.00%	11/1/2013	9,600	9,984,000

Total				32,566,500

Apparel/Textiles 0.69%

Jones Apparel Group, Inc.	6.125%	11/15/2034	20,000	16,400,000
Levi Strauss & Co.	8.875%	4/1/2016	22,900	24,045,000
Quiksilver, Inc.	6.875%	4/15/2015	17,000	15,810,000

Total				56,255,000

Auto Loans 0.45%

Ford Motor Credit Co. LLC	7.25%	10/25/2011	10,000	10,342,690
Ford Motor Credit Co. LLC	8.00%	6/1/2014	25,000	26,342,075

Total				36,684,765

Auto Parts & Equipment 1.38%

Cooper-Standard Automotive, Inc.(d)	8.375%	12/15/2014	20,000	14,400,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	15,000	16,275,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	9,200,000
Stanadyne Corp.	12.00%	2/15/2015	15,000	11,325,000
Tenneco, Inc.	8.625%	11/15/2014	20,000	20,400,000
TRW Automotive, Inc.†	7.25%	3/15/2017	26,500	25,705,000
TRW Automotive, Inc.†	8.875%	12/1/2017	15,000	15,618,750

Total				112,923,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Automotive 0.51%

Ford Motor Co.	7.45%	7/16/2031		$20,375	$19,356,250
Navistar International Corp.	8.25%	11/1/2021		14,000	14,350,000
Oshkosh Corp.†	8.50%	3/1/2020		7,350	7,644,000

Total					41,350,250

Banking 2.94%

Bank of America Corp.	4.50%	4/1/2015		4,600	4,643,507
Bank of America Corp.	5.75%	12/1/2017		10,000	10,268,540
Bank of America Corp.	8.00%	—	( e)	15,000	15,327,015
Capital One Capital VI	8.875%	5/15/2040		20,000	21,945,680
Discover Bank	8.70%	11/18/2019		9,700	10,641,715
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	13,812,500
GMAC, Inc.	8.00%	11/1/2031		7,350	7,056,000
GMAC, Inc.†	8.30%	2/12/2015		30,250	31,838,125
JPMorgan Chase & Co.	7.90%	—	( e)	7,275	7,782,097
Provident Funding Associates†	10.25%	4/15/2017		15,800	15,977,750
Regions Financing Trust II	6.625%	5/15/2047		10,000	7,454,760
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013		14,650	14,243,667
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		7,500	7,511,370
USB Capital IX	6.189%	—	( e)	13,000	11,245,000
Wachovia Capital Trust III	5.80%	—	( e)	15,000	12,862,500
Wells Fargo & Co.	5.35%	5/6/2018		20,000	19,806,800
Zions Bancorporation	7.75%	9/23/2014		27,000	27,258,174

Total					239,675,200

Beverages 0.68%

Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019		15,000	17,870,085
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		15,000	15,900,000
Constellation Brands, Inc.	7.25%	5/15/2017		21,000	21,630,000

Total					55,400,085

Brokerage 0.66%

Cantor Fitzgerald LP†	7.875%	10/15/2019		7,450	7,478,370
Lazard Group LLC	7.125%	5/15/2015		12,500	13,138,975
Nomura Holdings, Inc. (Japan)(b)	5.00%	3/4/2015		10,000	10,233,210
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	22,895,580

Total					53,746,135

Building & Construction 1.14%

Beazer Homes USA, Inc.	6.50%	11/15/2013		13,750	13,182,812
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		9,750	10,432,500
KB Home	9.10%	9/15/2017		19,500	20,670,000
Lennar Corp.	12.25%	6/1/2017		17,700	21,726,750
Ryland Group, Inc.	8.40%	5/15/2017		7,500	8,193,750
Toll Brothers Finance Corp.	8.91%	10/15/2017		10,000	11,421,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Construction (continued)

William Lyon Homes, Inc.	10.75%	4/1/2013	$8,375	$7,307,188

Total				92,934,410

Building Materials 0.45%

Building Materials Corp. of America†	7.50%	3/15/2020	5,150	5,162,875
Cemex Finance LLC†	9.50%	12/14/2016	4,825	5,018,000
Masco Corp.	7.125%	3/15/2020	8,375	8,475,199
Owens Corning, Inc.	9.00%	6/15/2019	15,000	17,704,770

Total				36,360,844

Chemicals 2.95%

Airgas, Inc.†	7.125%	10/1/2018	7,000	7,717,500
Ashland, Inc.†	9.125%	6/1/2017	15,000	16,837,500
Dow Chemical Co. (The)	8.55%	5/15/2019	35,000	42,410,760
Equistar Chemicals LP(d)	7.55%	2/15/2026	26,000	23,920,000
Huntsman International LLC†	8.625%	3/15/2020	18,625	18,764,688
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	28,550	23,696,500
INVISTA†	9.25%	5/1/2012	25,000	25,437,500
Koppers, Inc.†	7.875%	12/1/2019	4,000	4,140,000
LBI Escrow Corp.†	8.00%	11/1/2017	16,100	16,723,875
Nalco Co.†	8.25%	5/15/2017	15,000	16,012,500
Nalco Co.	8.875%	11/15/2013	10,425	10,789,875
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	9,750	9,785,870
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,523,750
Terra Capital, Inc.	7.75%	11/1/2019	5,000	6,062,500

Total				240,822,818

Computer Hardware 0.29%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	10,000	10,225,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	13,380	13,714,500

Total				23,939,500

Consumer Products 0.31%

Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,187,500

Consumer/Commercial/Lease Financing 0.62%

American General Finance Corp.	6.90%	12/15/2017	15,000	13,157,400
International Lease Finance Corp.†	8.625%	9/15/2015	12,100	12,399,560
International Lease Finance Corp.†	8.75%	3/15/2017	24,500	25,125,558

Total				50,682,518

Diversified Capital Goods 2.19%

Actuant Corp.	6.875%	6/15/2017	23,000	22,425,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,075,000
Belden, Inc.	7.00%	3/15/2017	12,500	12,375,000
Belden, Inc.†	9.25%	6/15/2019	12,000	12,870,000
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	15,000	18,203,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods (continued)

Mueller Water Products, Inc.	7.375%	6/1/2017	$23,500	$21,326,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	11,850	10,516,875
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	13,912,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	30,827,500
Sensus USA, Inc.	8.625%	12/15/2013	21,000	21,525,000

Total				179,056,795

Electric: Generation 2.67%

Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	17,100,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	36,925	30,832,375
Edison Mission Energy	7.00%	5/15/2017	31,525	22,146,312
Edison Mission Energy	7.75%	6/15/2016	38,850	28,554,750
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	30,910,625
NRG Energy, Inc.	7.25%	2/1/2014	21,500	21,715,000
NRG Energy, Inc.	7.375%	2/1/2016	8,300	8,258,500
NRG Energy, Inc.	7.375%	1/15/2017	10,000	9,925,000
RRI Energy, Inc.	6.75%	12/15/2014	6,352	6,367,880
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	60,000	42,000,000

Total				217,810,442

Electric: Integrated 1.37%

AES Corp. (The)	8.00%	10/15/2017	33,950	34,629,000
Black Hills Corp.	6.50%	5/15/2013	5,000	5,406,665
Commonwealth Edison Co.	5.80%	3/15/2018	7,500	8,125,012
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	17,000	18,411,272
EDF SA (France)†(b)	6.50%	1/26/2019	12,000	13,488,468
Nevada Power Co.	5.875%	1/15/2015	10,000	10,904,520
PSEG Power LLC†	5.32%	9/15/2016	20,000	20,879,300

Total				111,844,237

Electronics 1.30%

Advanced Micro Devices, Inc.†	8.125%	12/15/2017	3,600	3,726,000
Amphenol Corp.	4.75%	11/15/2014	5,000	5,148,745
Analog Devices, Inc.	5.00%	7/1/2014	9,700	10,254,006
Freescale Semiconductor, Inc.	8.875%	12/15/2014	37,900	36,384,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	9,200	9,947,500
KLA-Tencor Corp.	6.90%	5/1/2018	12,850	13,961,075
NXP BV LLC (Netherlands)(b)	3.001%#	10/15/2013	12,500	11,765,625
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	15,500	15,383,750

Total				106,570,701

Energy: Exploration & Production 4.27%

Anadarko Petroleum Corp.	7.625%	3/15/2014	10,000	11,506,450
Chesapeake Energy Corp.	6.25%	1/15/2018	35,675	34,158,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)

Chesapeake Energy Corp.	7.00%	8/15/2014	$40,000	$40,750,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	25,625,000
Concho Resources, Inc.	8.625%	10/1/2017	5,400	5,751,000
Continental Resources, Inc.†	7.375%	10/1/2020	3,650	3,677,375
Continental Resources, Inc.	8.25%	10/1/2019	29,750	31,683,750
Forest Oil Corp.	7.25%	6/15/2019	30,700	31,007,000
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,414,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	7,675	7,483,125
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	25,125,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	14,382,713
Newfield Exploration Co.	7.125%	5/15/2018	20,000	20,400,000
Questar Market Resources, Inc.	6.80%	3/1/2020	10,000	10,898,040
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	11,770,375
Quicksilver Resources, Inc.	8.25%	8/1/2015	23,450	24,036,250
Range Resources Corp.	7.25%	5/1/2018	10,300	10,621,875
Range Resources Corp.	8.00%	5/15/2019	20,500	21,986,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	6,650	7,170,702

Total				348,448,217

Environmental 0.17%

Clean Harbors, Inc.	7.625%	8/15/2016	13,800	14,076,000

Food & Drug Retailers 1.31%

Duane Reade, Inc.	11.75%	8/1/2015	5,000	6,356,250
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	27,142,500
Rite Aid Corp.	9.375%	12/15/2015	16,100	13,926,500
Rite Aid Corp.	10.25%	10/15/2019	7,650	8,204,625
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	27,270,000
SUPERVALU, INC.	7.50%	11/15/2014	23,250	23,715,000

Total				106,614,875

Food: Wholesale 1.23%

Bumble Bee Foods LLC†	7.75%	12/15/2015	21,475	21,797,125
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,280,241
Del Monte Corp.†	7.50%	10/15/2019	6,425	6,770,344
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	31,425,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,521,206
M-Foods Holdings, Inc.†	9.75%	10/1/2013	6,000	6,232,500
Mead Johnson Nutrition Co.†	4.90%	11/1/2019	9,800	9,744,238
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	8,250	8,497,500

Total				100,268,154

Forestry/Paper 2.12%

Boise Paper Holdings LLC/Boise Co-Issuer Co.†	8.00%	4/1/2020	3,600	3,618,000
Boise Paper Holdings LLC/Boise Finance Co.†	9.00%	11/1/2017	3,750	3,956,250
Cascades, Inc. (Canada)†(b)	7.75%	12/15/2017	6,300	6,378,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)

Cascades, Inc. (Canada)†(b)	7.875%	1/15/2020	$3,425	$3,459,250
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	10,000	11,200,000
Georgia-Pacific LLC†	8.25%	5/1/2016	35,000	38,325,000
Jefferson Smurfit Corp.(d)	7.50%	6/1/2013	20,000	17,700,000
Jefferson Smurfit Corp.(d)	8.25%	10/1/2012	17,000	15,215,000
NewPage Corp.	11.375%	12/31/2014	7,500	7,500,000
Rock-Tenn Co.†	9.25%	3/15/2016	10,000	10,950,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	17,730,000
Stone Container Corp.(d)	8.00%	3/15/2017	20,000	17,950,000
Stone Container Corp.(d)	8.375%	7/1/2012	10,000	8,925,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	10,579,530

Total				173,486,780

Gaming 3.23%

Ameristar Casinos, Inc.	9.25%	6/1/2014	11,625	12,235,313
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	10,500,000
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	15,000	13,725,000
Harrah’s Operating Co., Inc.	11.25%	6/1/2017	6,250	6,765,625
International Game Technology	7.50%	6/15/2019	17,500	19,854,817
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	32,925	28,315,500
Las Vegas Sands Corp.	6.375%	2/15/2015	31,875	30,360,937
MGM Mirage	6.75%	9/1/2012	7,000	6,650,000
MGM Mirage†	9.00%	3/15/2020	4,950	5,123,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	6,850	6,777,459
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	7,500	6,450,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	17,000	18,190,000
Peninsula Gaming LLC†	8.375%	8/15/2015	4,600	4,611,500
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	15,767,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,975,000
Scientific Games International, Inc.	9.25%	6/15/2019	10,500	11,156,250
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	9,925,000
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	4,000	3,340,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	13,736,875
Station Casinos, Inc.(d)	6.50%	2/1/2014	27,000	168,750
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,050,000
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	20,000	20,450,000

Total				264,128,776

Gas Distribution 4.18%

El Paso Corp.	7.00%	6/15/2017	30,000	30,767,670
El Paso Corp.	7.25%	6/1/2018	14,200	14,724,079
El Paso Corp.	7.75%	1/15/2032	10,000	9,876,100
El Paso Corp.	8.25%	2/15/2016	10,000	10,725,000
El Paso Corp.	12.00%	12/12/2013	4,000	4,700,000
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	15,950	15,870,250
Ferrellgas Partners LP	8.625%	6/15/2020	11,000	11,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)

Ferrellgas Partners LP	8.75%	6/15/2012	$17,625	$17,933,438
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,189,465
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	17,750	18,371,250
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	4,950	5,203,688
MarkWest Energy Partners LP	6.875%	11/1/2014	10,000	9,850,000
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	22,704,250
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	3,855,219
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,187,500
National Fuel Gas Co.	6.50%	4/15/2018	25,400	26,785,062
National Fuel Gas Co.	8.75%	5/1/2019	5,000	5,987,860
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,799,733
NorthernStar Natural Gas, Inc. PIK	5.00%	5/15/2014	4,229	2,114,453
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,460,783
Northwest Pipeline GP	7.00%	6/15/2016	12,500	14,437,700
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,444,504
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,097,120
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	6,740,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	24,068	28,393,621
Williams Partners LP†	5.25%	3/15/2020	10,350	10,391,017
Williams Partners LP	7.25%	2/1/2017	20,000	22,862,960

Total				341,472,972

Health Facilities 4.36%

Apria Healthcare Group, Inc.†	11.25%	11/1/2014	10,250	11,198,125
Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	31,875,000
Biomet, Inc.	10.00%	10/15/2017	22,000	24,365,000
Community Health Systems, Inc.	8.875%	7/15/2015	35,000	36,312,500
DaVita, Inc.	7.25%	3/15/2015	15,000	15,375,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,950	13,791,750
HCA, Inc.	6.375%	1/15/2015	22,500	21,487,500
HCA, Inc.†	7.875%	2/15/2020	10,000	10,493,750
HCA, Inc.	9.125%	11/15/2014	33,500	35,468,125
HCA, Inc.†	9.875%	2/15/2017	12,000	13,140,000
HealthSouth Corp.	8.125%	2/15/2020	24,650	24,650,000
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	7,750	7,866,250
Select Medical Corp.	7.625%	2/1/2015	21,950	21,017,125
Tenet Healthcare Corp.†	8.875%	7/1/2019	6,850	7,449,375
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	15,806,250
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	22,413,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	29,500	28,836,250
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,876,885

Total				356,422,635

Health Services 0.08%

Omnicare, Inc.	6.875%	12/15/2015	7,000	6,903,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels 0.98%

Felcor Lodging LP	10.00%	10/1/2014	$9,950	$10,298,250
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,240,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	14,962,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	20,036	20,471,583
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	8,563,750
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	15,000	16,312,500

Total				79,848,583

Household & Leisure Products 0.52%

ACCO Brands Corp.†	10.625%	3/15/2015	3,600	3,951,000
Mattel, Inc.	5.625%	3/15/2013	13,950	15,032,883
Whirlpool Corp.	8.60%	5/1/2014	20,000	23,231,020

Total				42,214,903

Integrated Energy 0.26%

Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	20,986,980

Investments & Miscellaneous Financial Services 0.97%

BlackRock, Inc.	3.50%	12/10/2014	7,700	7,802,957
CIT Group, Inc.	7.00%	5/1/2013	6,000	5,880,000
CIT Group, Inc.	7.00%	5/1/2016	27,000	24,975,000
FMR LLC†	5.35%	11/15/2021	14,800	14,276,391
Health Care REIT, Inc.	6.125%	4/15/2020	5,500	5,527,329
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	20,600	20,419,750

Total				78,881,427

Leisure 0.59%

Equinox Holdings, Inc.†	9.50%	2/1/2016	12,000	12,150,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,531,500
Universal City Development Partners Ltd.†	8.875%	11/15/2015	9,250	9,365,625
Universal City Development Partners Ltd.†	10.875%	11/15/2016	10,000	10,500,000

Total				48,547,125

Life Insurance 0.58%

MetLife Capital Trust X†	9.25%	4/8/2038	18,500	20,997,500
MetLife, Inc.	5.00%	6/15/2015	18,235	19,142,410
Prudential Financial, Inc.	5.10%	9/20/2014	6,525	6,898,765

Total				47,038,675

Local-Authority 0.17%

New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	13,638,000

Machinery 1.65%

Altra Holdings, Inc.†	8.125%	12/1/2016	20,000	20,425,000
Baldor Electric Co.	8.625%	2/15/2017	38,500	40,906,250
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,575,000
Gardner Denver, Inc.	8.00%	5/1/2013	25,000	25,250,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery (continued)

Manitowoc Co., Inc. (The)	9.50%	2/15/2018	$20,450	$21,421,375
Roper Industries, Inc.	6.25%	9/1/2019	10,350	10,987,436
Roper Industries, Inc.	6.625%	8/15/2013	4,350	4,851,781

Total				134,416,842

Managed Care 0.18%

Centene Corp.	7.25%	4/1/2014	15,000	14,943,750

Media: Broadcast 1.75%

Allbritton Communications Co.	7.75%	12/15/2012	55,250	55,664,375
Belo Corp.	8.00%	11/15/2016	7,650	8,013,375
CBS Corp.	8.875%	5/15/2019	15,000	18,149,580
Discovery Communications LLC	5.625%	8/15/2019	11,150	11,660,770
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	5,402,812
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	5,243,971
ION Media Networks, Inc. PIK†(d)	8.381%#	1/15/2013	11,064	165,953
Lin TV Corp.	6.50%	5/15/2013	10,075	9,974,250
Salem Communications Corp.	9.625%	12/15/2016	9,000	9,450,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	5,000	4,975,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	16,616	14,414,678

Total				143,114,764

Media: Cable 1.80%

CCH II LLC/CCH II Capital Corp.†	13.50%	11/30/2016	3,667	4,391,101
CSC Holdings, Inc.†	8.625%	2/15/2019	20,100	22,110,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	20,000	20,875,000
DISH DBS Corp.	7.125%	2/1/2016	26,000	26,617,500
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,275,000
Mediacom Communications Corp.†	9.125%	8/15/2019	32,450	33,626,312
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	9,700	10,015,250
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	17,500	19,206,250

Total				147,116,413

Media: Services 1.31%

Affinion Group, Inc.	10.125%	10/15/2013	6,000	6,180,000
Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,566,000
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	23,000	23,258,750
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	17,043,750
Lamar Media Corp.	6.625%	8/15/2015	3,500	3,381,875
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	2,750	3,121,250
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	8,125	7,759,375
WMG Acquisition Corp.	7.375%	4/15/2014	11,250	10,856,250
WMG Acquisition Corp.†	9.50%	6/15/2016	21,250	22,817,187

Total				106,984,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Medical Products 0.62%

Agilent Technologies, Inc.	5.50%	9/14/2015		$14,450	$15,508,072
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014		16,325	16,569,875
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		12,500	13,375,000
Life Technologies Corp.	6.00%	3/1/2020		5,300	5,436,624

Total					50,889,571

Metals/Mining (Excluding Steel) 2.63%

Aleris International, Inc.(d)	10.00%	12/15/2016		14,175	99,225
Aleris International, Inc. PIK(d)	9.00%	12/15/2014		7,500	84,375
Arch Coal, Inc.†	8.75%	8/1/2016		12,785	13,584,063
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019		5,250	6,017,319
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		10,000	10,260,510
Foundation PA Coal Co.	7.25%	8/1/2014		14,000	14,315,000
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015		25,000	27,246,725
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		27,500	30,634,752
Murray Energy Corp.†	10.25%	10/15/2015		10,000	10,300,000
Noranda Aluminum Acquisition Corp. PIK	5.274%#	5/15/2015		19,415	15,532,265
Peabody Energy Corp.	5.875%	4/15/2016		15,000	15,000,000
Peabody Energy Corp.	7.375%	11/1/2016		9,300	9,881,250
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014		10,750	12,792,500
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		40,000	49,200,000

Total					214,947,984

Mortgage Banks & Thrifts 0.00%

Washington Mutual Bank(d)	6.875%	6/15/2011		22,500	253,125

Multi-Line Insurance 0.49%

AXA SA (France)†(b)	6.379%	—	( e)	11,225	9,878,000
HUB International Holdings, Inc.†	9.00%	12/15/2014		12,875	12,553,125
USI Holdings Corp.†	4.125%#	11/15/2014		17,250	14,791,875
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		3,024	2,887,920

Total					40,110,920

Non-Food & Drug Retailers 2.46%

Brookstone Co., Inc.	12.00%	10/15/2012		10,000	7,850,000
J.C. Penney Corp., Inc.	7.125%	11/15/2023		5,025	5,094,094
J.C. Penney Corp., Inc.	7.95%	4/1/2017		9,735	10,951,875
Limited Brands, Inc.	6.90%	7/15/2017		13,116	13,443,900
Limited Brands, Inc.	7.60%	7/15/2037		7,500	7,106,250
Limited Brands, Inc.	8.50%	6/15/2019		14,700	16,464,000
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016		35,000	35,087,500
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037		12,900	11,932,500
Macy’s Retail Holdings, Inc.	8.875%	7/15/2015		17,125	19,436,875
Nordstrom, Inc.	6.25%	1/15/2018		15,000	16,528,815
QVC, Inc.†	7.125%	4/15/2017		7,800	7,887,750
QVC, Inc.†	7.375%	10/15/2020		10,000	10,100,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)

Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	$23,575	$26,404,000
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	12,000	12,510,000

Total				200,797,559

Oil Field Equipment & Services 1.50%

Bristow Group, Inc.	6.125%	6/15/2013	6,500	6,516,250
Bristow Group, Inc.	7.50%	9/15/2017	11,000	11,165,000
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	19,900,000
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	19,400	19,497,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	8,275	7,985,375
Key Energy Services, Inc.	8.375%	12/1/2014	11,000	11,178,750
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	10,669,720
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	15,134,970
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	20,364,284

Total				122,411,349

Oil Refining & Marketing 0.43%

CONSOL Energy, Inc.†	8.25%	4/1/2020	12,250	12,648,125
Motiva Enterprises LLC†	5.75%	1/15/2020	4,500	4,719,416
Tesoro Corp.	9.75%	6/1/2019	17,000	17,850,000

Total				35,217,541

Packaging 2.49%

Ball Corp.	6.625%	3/15/2018	16,000	16,440,000
Ball Corp.	7.375%	9/1/2019	15,000	15,881,250
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	15,000	15,712,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	44,067,825
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	10,000	10,125,000
Graphic Packaging International Corp.	9.50%	8/15/2013	22,975	23,664,250
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	12,650	13,345,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC†	7.75%	10/15/2016	21,500	22,198,750
Sealed Air Corp.†	7.875%	6/15/2017	15,000	16,309,920
Solo Cup Co.	8.50%	2/15/2014	15,400	15,130,500
Solo Cup Co.	10.50%	11/1/2013	1,000	1,060,000
Vitro SA de CV (Mexico)(b)(d)	9.125%	2/1/2017	20,000	9,150,000

Total				203,085,745

Pharmaceuticals 0.39%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	9,500	10,497,500
Novartis Securities Investment Ltd.	5.125%	2/10/2019	10,000	10,617,700
Roche Holdings, Inc.†	5.00%	3/1/2014	10,000	10,810,900

Total				31,926,100

Property & Casualty 0.28%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	20,000	22,600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trusts 0.44%

DuPont Fabros Technology LP†	8.50%	12/15/2017	$13,875	$14,360,625
ProLogis	5.625%	11/15/2016	12,000	11,623,500
ProLogis	6.875%	3/15/2020	10,000	9,894,900

Total				35,879,025

Restaurants 0.51%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	17,000	17,425,000
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	22,500	24,300,000

Total				41,725,000

Software/Services 1.75%

Ceridian Corp.	11.25%	11/15/2015	6,750	6,496,875
First Data Corp.	9.875%	9/24/2015	25,000	21,687,500
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,448,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	28,900	29,767,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	37,725	39,847,031
Syniverse Technologies, Inc.	7.75%	8/15/2013	15,000	15,187,500
Unisys Corp.†	12.75%	10/15/2014	4,994	5,849,223
Unisys Corp.†	14.25%	9/15/2015	4,006	4,797,185
Vangent, Inc.	9.625%	2/15/2015	12,500	11,687,500

Total				142,767,814

Steel Producers/Products 0.82%

Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	18,700	17,297,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	13,395,841
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	11,886,774
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	9,600	9,744,000
Steel Dynamics, Inc.†	7.625%	3/15/2020	5,100	5,253,000
United States Steel Corp.	7.375%	4/1/2020	9,200	9,269,000

Total				66,846,115

Support: Services 2.02%

ARAMARK Corp.	3.749%#	2/1/2015	14,150	13,230,250
Ashtead Capital, Inc.†	9.00%	8/15/2016	12,000	12,210,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	9.625%	3/15/2018	7,000	7,350,000
Corrections Corp. of America	7.75%	6/1/2017	28,000	29,400,000
Expedia, Inc.	8.50%	7/1/2016	14,250	15,888,750
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,376,875
Hertz Corp. (The)	8.875%	1/1/2014	19,150	19,772,375
Iron Mountain, Inc.	7.75%	1/15/2015	8,600	8,718,250
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	11,756,250
JohnsonDiversey, Inc.†	8.25%	11/15/2019	8,150	8,476,000
Travelport LLC	9.875%	9/1/2014	3,760	3,948,000
United Rentals (North America), Inc.	10.875%	6/15/2016	20,000	21,850,000

Total				164,976,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services 2.98%

Cincinnati Bell, Inc.	8.375%	1/15/2014	$30,000	$31,012,500
Cincinnati Bell, Inc.	8.75%	3/15/2018	21,700	21,998,375
Equinix, Inc.	8.125%	3/1/2018	15,000	15,600,000
Hellas II (Luxembourg)†(b)(d)	6.001%#	1/15/2015	15,000	675,000
Hughes Network Systems LLC	9.50%	4/15/2014	11,500	11,873,750
Hughes Network Systems LLC	9.50%	4/15/2014	18,450	18,865,125
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	15,000	15,937,500
Intelsat Jackson Holdings SA	11.25%	6/15/2016	11,000	11,962,500
Level 3 Financing, Inc.†	10.00%	2/1/2018	8,350	8,016,000
MasTec, Inc.	7.625%	2/1/2017	12,500	12,203,125
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	39,000	42,022,500
Qwest Communications International, Inc.†	8.00%	10/1/2015	9,100	9,737,000
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	4,175	4,978,687
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	12,000	12,277,788
Windstream Corp.	7.00%	3/15/2019	28,000	26,250,000

Total				243,409,850

Telecommunications: Wireless 3.80%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	35,000	38,325,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	2,825	2,945,062
DigitalGlobe, Inc.†	10.50%	5/1/2014	33,250	35,993,125
GeoEye, Inc.†	9.625%	10/1/2015	22,000	22,605,000
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	8,625	9,013,125
iPCS, Inc. PIK	3.499%#	5/1/2014	4,868	4,332,312
MetroPCS Wireless, Inc.	9.25%	11/1/2014	35,000	35,962,500
NII Capital Corp.†	8.875%	12/15/2019	16,250	16,900,000
NII Capital Corp.†	10.00%	8/15/2016	15,840	17,424,000
SBA Telecommunications, Inc.†	8.25%	8/15/2019	10,000	10,700,000
Sprint Capital Corp.	6.90%	5/1/2019	45,000	41,400,000
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	25,250,000
ViaSat, Inc.†	8.875%	9/15/2016	12,000	12,330,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	21,625	24,003,750
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015	12,000	13,020,000

Total				310,203,874

Theaters & Entertainment 0.36%

AMC Entertainment, Inc.	8.00%	3/1/2014	8,300	8,393,375
Cinemark USA, Inc.	8.625%	6/15/2019	15,500	16,410,625
Regal Cinemas Corp.	8.625%	7/15/2019	4,550	4,811,625

Total				29,615,625

Transportation (Excluding Air/Rail) 0.14%

Commercial Barge Line Co.	12.50%	7/15/2017	11,125	11,750,781

Total High Yield Corporate Bonds (cost $6,179,283,401)				6,360,124,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.76%

Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	$25,000	$25,493,835
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.399%#	7/15/2044	25,000	25,938,807
Crown Castle Towers LLC 2006-1A AFX†	5.245%	11/15/2036	9,810	10,349,550

Total Non-Agency Commercial Mortgage-Backed Securities (cost $59,667,809)				61,782,192

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae* (cost $12,089,804)			481	611,378

	Exercise Price	Expiration Date
RIGHT 0.00%

Chemicals

Equistar Chemicals LP* (cost $0)	$10.61	4/15/2010	780	—	( f)

WARRANT 0.01%

Media: Services

Charter Communications, Inc.* (cost $294,273)	46.86	11/30/2014	84	525,488

Total Long-Term Investments (cost $7,738,130,190)				8,055,214,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $27,790,000 of Federal Home Loan Mortgage Corp. at 1.875% due 3/8/2013; value: $27,790,000; proceeds: $27,243,137 (cost $27,243,137)	$27,243	$27,243,137

Total Investments in Securities 98.99% (cost $7,765,373,327)		8,082,457,994

Cash and Other Assets in Excess of Liabilities(g) 1.01%		82,474,460

Net Assets 100.00%		$8,164,932,454

ETF Exchange Traded Fund.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate at March 31, 2010.
(a)	Restricted security. The Fund acquired 1,597,250 shares in a private placement on June 11, 2009 for a cost of $29,948,438. The fair value per share on March 31, 2010 is $34.50.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at March 31, 2010.
(d)	Defaulted security.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security is valued at zero (See Note 2(a)).
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2010	1,000	Short	$(116,250,000)	$(163,749)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and asked quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-The Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2010, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment	Unrealized Appreciation
Smurfit Stone Container Enterprises, Inc. Exit Term Loan B 2/22/2016	$6,500,000	$19,734

(g)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3		Total
Common Stocks	$369,258,995	$—	$—		$369,258,995
Convertible Bonds	—	714,677,750	—		714,677,750
Convertible Preferred Stocks	190,830,175	129,958,650	—		320,788,825
Floating Rate Loans	—	205,474,104	—		205,474,104
Government Sponsored Enterprises Pass-Through	—	21,971,414	—		21,971,414
High Yield Corporate Bonds	—	6,358,010,258	2,114,453		6,360,124,711
Non-Agency Commercial Mortgage-Backed Securities	—	61,782,192	—		61,782,192
Non-Convertible Preferred Stock	611,378	—	—		611,378
Repurchase Agreement	—	27,243,137	—		27,243,137
Right	—	—	—	(1)	— (1)
Warrant	—	525,488	—		525,488

Total	$560,700,548	$7,519,642,993	$2,114,453		$8,082,457,994

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	—	(163,749)	—		(163,749)

Total	$—	$(163,749)	$—		$(163,749)

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of March 31, 2010.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type*	High Yield Corporate Bonds	Right
Balance as of January 1, 2010	$3,488,847	$—
Accrued discounts/premiums	(37,001)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,337,393)	—	(1)
Net purchase (sales)	—	—
Net transfers in or out of Level 3	—	—

Balance as of March 31, 2010	$2,114,453	$—	(1)

*	See Schedule of Investments for values in each industry.
(1)	Valued at zero as of March 31, 2010.

Notes to Schedule of Investments (unaudited)(concluded)

(h)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2010 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2010, the Fund held futures contracts with interest rate risk exposure with a cumulative unrealized depreciation of $163,749.

3. FEDERAL TAX INFORMATION

As of March 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,842,552,489

Gross unrealized gain	551,709,772
Gross unrealized loss	(311,804,267)

Net unrealized security gain	$239,905,505

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010